Note 28 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Collateral and other commitments	R$ 2,062.2	R$ 1,992.7
Cash guarantees	693.3	574.7
Guarantees held for derivative instruments	R$ 816.9	R$ 653.8